Share-based Payments - Additional Information (Detail)						12 Months Ended
	Dec. 17, 2020 shares € / shares	Feb. 03, 2020 shares € / shares	Jan. 01, 2020 shares € / shares	Dec. 13, 2018 shares € / shares	Mar. 31, 2016 shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares
statement of Lineitems [Line Items]
Number Of Instruments Granted InShare based Payment Arrangement | shares	32,445	132,000	600,000	25,295	392,850
Weighted average share price	€ 7.25		€ 2.38	€ 0.01	€ 0.01
Description of maximum term of options granted for share-based payment arrangement	September 30, 2030	February 2, 2030	December 31, 2029		March 30, 2026
Percentage of aggregate number of stock options shall vest on one year at grant date	25.00%	25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date	0.48%	0.48%
Percentage of aggregate number of stock options shall vest on last day						0.03%
Expense from share-based payment transactions | €						€ 1,410,101	€ 99,946	€ 99,946
Number of share options outstanding in share-based payment arrangement | shares						1,465,295	392,850	392,850
Number of share options exercisable in share-based payment arrangement | shares						194,000	0
Weighted average remaining contractual life of outstanding share options						8 years	6 years 3 months 18 days
Par value per share						€ 0.01
Restricted Award Agreement [Member]
statement of Lineitems [Line Items]
Expense from share-based payment transactions | €						€ 177,635	€ 16,201	€ 799
Restricted Stock units [Member] | Restricted Award Agreement [Member]
statement of Lineitems [Line Items]
Number Of Instruments Granted InShare based Payment Arrangement | shares	128,300
Description of maximum term of options granted for share-based payment arrangement	December 17, 2025
Ordinary shares [member] | Restricted Award Agreement [Member]
statement of Lineitems [Line Items]
Par value per share						€ 9.67
Bottom of range [member]
statement of Lineitems [Line Items]
Exercise price of outstanding share options						0.01
Top of range [member]
statement of Lineitems [Line Items]
Exercise price of outstanding share options						€ 7.25
Key management personnel of entity or parent [member]
statement of Lineitems [Line Items]
Number Of Instruments Granted InShare based Payment Arrangement | shares		308,000
Weighted average share price		€ 2.38
Description of maximum term of options granted for share-based payment arrangement		February 2, 2030